Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Cash and cash equivalents

5.Cash and cash equivalents

Cash and cash equivalents include the following:

	12/31/2023	12/31/2022
Cash	52,888	39,546
Short-term investments	11,515	56,808
	64,403	96,354

In 2023 short-term investments refer to fixed income investments indexed to 94.78% p.a. of the Brazilian interbank deposit certificate (CDI) with immediate liquidity (none in 2022). Additionally, the Company has short-term investments in Canada (denominated in United States Dollars) with an approximate yield of 5.50% p.a. (3.98% p.a. on December 31, 2022).

Accounting policy

Cash and cash equivalents in the consolidated statement of financial position comprise cash in banks and on hand, and short-term deposits with an original maturity of three months or less, which are readily convertible into a known amount of cash. Transactions in currencies other than the functional currency are translated at the dates prevailing on each date the transactions occur, and the cash balances are translated at the exchange rates prevailing at the end of the reporting period. Any translation differences are recognized in other comprehensive loss.